Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net (loss) income	$ (6,532)	$ 120,606
Add items not affecting cash
Share-based compensation	3,286	3,251
Deferred income tax (benefit) expense	(873)	25,870
Foreign exchange loss (gain)	735	(125)
Investment loss from Joint Ventures	2,244	158
Fair value gain on Investment in Aqualung	(2,752)
Fair value gain on financial asset - FID	(3,283)	(391)
Gain on deconsolidation of subsidiaries		(164,099)
Amortization	648	591
Interest expense	18	29
Other	12
Net changes in non-cash working capital items:
Other current assets	(1,155)	(852)
Advances and deposits	6	(15)
Accounts payable and accrued liabilities	934	2,771
Receivables - related parties	(463)	(848)
Accounts payable - related parties	135	4,000
Net cash used in operating activities	(7,040)	(9,054)
Investing activities
Joint Venture capital contributions	(8,250)
Exploration and evaluation assets	(6)	(6,022)
Proceeds received from Equinor		30,000
Purchase of property, plant and equipment		(39)
Change in restricted cash	59	(345)
Patent	(42)
Net cash (used in) provided by investing activities	(8,239)	23,594
Financing activities
Proceeds from issuance of shares	18,484	12,706
Exercise of options		463
Share issuance costs	(447)	(563)
Lease payments	(178)	(241)
Net cash provided by financing activities	17,859	12,365
Effect of exchange rates on cash	30	72
Net change in cash	2,610	26,977
Cash, beginning of period	31,177	11,690
Cash, end of period	$ 33,787	38,667
Non Cash Investing Activities [Abstract]
Change in exploration and evaluation expenditures included in accounts payable		$ (882)